     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

     FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number: 811-06292
______________________________________________

     UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

     1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

     Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

     Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — 68.50%
Security description	Shares	Value ($)

Aerospace & defense — 2.07%

Aerovironment, Inc.1,*	5,800	145,232

BE Aerospace, Inc.*	11,700	317,304

General Dynamics Corp.	53,200	3,612,280

Raytheon Co.	32,200	1,687,602

United Technologies Corp.	12,700	855,726

		6,618,144

Air freight & logistics — 1.02%

FedEx Corp.	35,700	2,980,593

Hub Group, Inc., Class A*	9,100	278,460

		3,259,053

Airlines — 0.51%

Southwest Airlines Co.	131,200	1,632,128

Auto components — 0.66%

BorgWarner, Inc.*	44,900	1,672,974

Tenneco, Inc.*	19,700	436,552

		2,109,526

Beverages — 1.10%

PepsiCo, Inc.	55,600	3,496,684

Biotechnology — 1.40%

Amgen, Inc.*	44,200	2,288,676

Genzyme Corp.*	38,700	1,882,755

Talecris Biotherapeutics Holdings Corp.*	18,842	312,400

		4,483,831

Building products — 0.14%

A.O. Smith Corp.	9,400	438,228

Capital markets — 1.74%

Apollo Investment Corp.	18,205	189,878

BlackRock, Inc.	3,200	537,216

Evercore Partners, Inc., Class A	11,900	387,940

Goldman Sachs Group, Inc.	12,200	1,759,972

Lazard Ltd., Class A	4,000	126,160

Och-Ziff Capital Management Group, Class A	18,300	262,788

PennantPark Investment Corp.	27,000	270,675

The Bank of New York Mellon Corp.	73,900	2,010,080

		5,544,709

Chemicals — 1.64%

Cytec Industries, Inc.	7,100	303,383

Dow Chemical Co.	76,800	2,066,688

Monsanto Co.	24,500	1,246,315

Praxair, Inc.	9,200	713,920

The Sherwin-Williams Co.	12,000	919,560

		5,249,866

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (continued)
Security description	Shares	Value ($)

Commercial banks — 1.77%

Bank of Hawaii Corp.	4,700	225,741

City National Corp.	4,000	230,720

Cullen/Frost Bankers, Inc.	3,200	175,616

Prosperity Bancshares, Inc.	4,500	162,180

Webster Financial Corp.	11,800	225,970

Wells Fargo & Co.	151,700	4,352,273

Wilmington Trust Corp.	17,300	260,884

		5,633,384

Commercial services & supplies — 0.12%

Innerworkings, Inc.*	22,800	158,004

Interface, Inc., Class A	19,000	223,915

		381,919

Communications equipment — 1.66%

Cisco Systems, Inc.*	54,000	1,250,640

F5 Networks, Inc.*	3,700	260,221

Juniper Networks, Inc.*	10,300	274,186

Nortel Networks Corp.*	25,433	1,017

Polycom, Inc.*	4,200	126,126

QUALCOMM, Inc.	95,200	3,385,312

		5,297,502

Computers & peripherals — 4.03%

Apple, Inc.*	29,600	7,611,936

EMC Corp.*	24,800	461,776

Hewlett-Packard Co.	70,300	3,234,503

Seagate Technology*	84,500	1,297,920

Teradata Corp.*	8,300	265,102

		12,871,237

Construction & engineering — 0.11%

MasTec, Inc.*	31,100	361,693

Containers & packaging — 0.71%

AptarGroup, Inc.	9,000	358,740

Ball Corp.	38,800	1,910,900

		2,269,640

Distributors — 0.09%

LKQ Corp.*	15,500	285,510

Diversified consumer services — 1.00%

Apollo Group, Inc., Class A*	26,400	1,403,424

Coinstar, Inc.*	5,800	311,228

H&R Block, Inc.	73,200	1,177,056

Weight Watchers International, Inc.	11,500	315,330

		3,207,038

Diversified financial services — 3.25%

Bank of America Corp.	252,400	3,972,776

CME Group, Inc.	1,400	443,310

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (continued)
Security description	Shares	Value ($)

Diversified financial services — (concluded)

IntercontinentalExchange, Inc.*	6,100	708,393

JPMorgan Chase & Co.	132,200	5,232,476

		10,356,955

Diversified telecommunication services — 1.04%

AT&T, Inc.	136,600	3,319,380

Electric utilities — 2.48%

American Electric Power Co., Inc.	89,700	2,866,812

Exelon Corp.	75,200	2,902,720

FirstEnergy Corp.	48,300	1,700,643

Pepco Holdings, Inc.	28,000	451,640

		7,921,815

Electrical equipment — 0.29%

Baldor Electric Co.	4,700	168,871

Regal-Beloit Corp.	3,700	223,073

Rockwell Automation, Inc.	4,900	261,807

Roper Industries, Inc.	4,800	278,496

		932,247

Electronic equipment, instruments & components — 0.09%

Rofin-Sinar Technologies, Inc.*	12,100	288,827

Energy equipment & services — 1.37%

Baker Hughes, Inc.	64,300	2,452,402

Bristow Group, Inc.*	7,800	253,500

Dril-Quip, Inc.*	4,100	199,711

GulfMark Offshore, Inc., Class A*	8,800	230,032

Noble Corp.*	30,900	898,263

TETRA Technologies, Inc.*	34,400	346,064

		4,379,972

Food & staples retailing — 0.69%

Kroger Co.	82,500	1,660,725

Wal-Mart Stores, Inc.	10,800	546,048

		2,206,773

Food products — 0.55%

General Mills, Inc.	5,100	363,273

Hain Celestial Group, Inc.*	19,900	429,044

Kellogg Co.	15,500	828,165

Seneca Foods Corp., Class A*	4,062	119,667

		1,740,149

Gas utilities — 0.15%

AGL Resources, Inc.	8,200	299,300

EQT Corp.	4,200	164,598

		463,898

Health care equipment & supplies — 3.10%

AngioDynamics, Inc.*	15,800	233,366

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (continued)
Security description	Shares	Value ($)

Health care equipment & supplies — (concluded)

Baxter International, Inc.	35,300	1,490,719

Boston Scientific Corp.*	126,900	767,745

Covidien PLC	90,400	3,832,056

Greatbatch, Inc.*	16,700	352,036

Integra LifeSciences Holdings*	6,300	248,220

Medtronic, Inc.	52,800	2,068,704

The Cooper Cos., Inc.	7,300	269,078

Zimmer Holdings, Inc.*	11,200	626,416

		9,888,340

Health care providers & services — 1.76%

Express Scripts, Inc.*	9,400	945,640

Henry Schein, Inc.*	3,300	186,153

Medco Health Solutions, Inc.*	9,700	559,205

Owens & Minor, Inc.	9,700	289,739

Patterson Cos., Inc.	9,800	291,158

PSS World Medical, Inc.1,*	17,400	398,634

UnitedHealth Group, Inc.	62,300	1,811,061

WellPoint, Inc.*	22,000	1,128,600

		5,610,190

Hotels, restaurants & leisure — 1.73%

Buffalo Wild Wings, Inc.*	7,500	276,750

Carnival Corp.	71,500	2,590,445

International Game Technology	44,600	872,822

Life Time Fitness, Inc.1,*	4,400	163,284

McDonald’s Corp.	18,600	1,243,782

O’Charley’s, Inc.*	17,700	131,865

WMS Industries, Inc.*	5,400	250,182

		5,529,130

Household durables — 1.07%

Fortune Brands, Inc.	71,700	3,402,165

Household products — 1.27%

Colgate-Palmolive Co.	6,700	523,203

The Procter & Gamble Co.	57,900	3,537,111

		4,060,314

Insurance — 2.15%

ACE Ltd.	28,000	1,376,480

AFLAC, Inc.	55,100	2,440,930

Principal Financial Group, Inc.	91,600	2,490,604

Seabright Insurance Holdings	15,000	154,650

Tower Group, Inc.	9,700	212,527

Validus Holdings Ltd.[1]	8,200	201,392

		6,876,583

Internet & catalog retail — 0.46%

Amazon.com, Inc.*	9,200	1,154,232

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (continued)
Security description	Shares	Value ($)

Internet & catalog retail — (concluded)

Priceline.com, Inc.*	1,700	324,972

		1,479,204

Internet software & services — 0.78%

Art Technology Group, Inc.*	92,800	347,072

Digital River, Inc.*	12,300	338,742

Google, Inc., Class A*	3,100	1,504,058

ValueClick, Inc.*	25,000	290,750

		2,480,622

IT services — 0.81%

MasterCard, Inc., Class A	4,000	807,080

RightNow Technologies, Inc.*	8,100	117,855

Visa, Inc., Class A	22,700	1,644,842

		2,569,777

Life sciences tools & services — 0.13%

Bio-Rad Laboratories, Inc., Class A*	4,400	411,708

Machinery — 2.78%

ESCO Technologies, Inc.	7,300	191,041

Illinois Tool Works, Inc.	82,000	3,807,260

PACCAR, Inc.	63,200	2,591,200

Pall Corp.	55,100	1,876,155

Parker Hannifin Corp.	6,700	411,782

		8,877,438

Media — 3.54%

Cinemark Holdings, Inc.	7,700	123,123

Comcast Corp., Class A	244,600	4,424,814

Discovery Communications, Inc., Class A*	8,800	331,408

Interpublic Group of Cos., Inc.*	227,200	1,897,120

ReachLocal, Inc.1,*	15,800	231,944

Time Warner, Inc.	65,500	2,029,845

Viacom Inc., Class B*	67,500	2,268,675

		11,306,929

Office electronics — 0.06%

Zebra Technologies Corp. Class A*	6,900	189,750

Oil, gas & consumable fuels — 5.28%

Alpha Natural Resources, Inc.*	6,797	260,801

Chevron Corp.	21,100	1,558,657

Comstock Resources, Inc.*	6,400	190,976

Concho Resources, Inc.*	4,300	223,815

EOG Resources, Inc.	17,200	1,803,248

Exxon Mobil Corp.	73,400	4,437,764

Hess Corp.	34,700	1,846,040

Marathon Oil Corp.	60,400	1,877,836

Occidental Petroleum Corp.	4,400	363,044

Peabody Energy Corp.	31,700	1,235,032

Southwestern Energy Co.*	16,300	613,043

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (continued)
Security description	Shares	Value ($)

Oil, gas & consumable fuels — (concluded)

Suncor Energy, Inc.	6,000	182,760

Ultra Petroleum Corp.*	49,400	2,273,388

		16,866,404

Personal products — 0.80%

Avon Products, Inc.	89,100	2,360,259

Prestige Brands Holdings, Inc.*	22,900	176,788

		2,537,047

Pharmaceuticals — 3.12%

Allergan, Inc.	63,800	3,840,122

Johnson & Johnson	62,800	3,661,240

Merck & Co., Inc.	72,500	2,442,525

		9,943,887

Professional services — 0.21%

Heidrick & Struggles International, Inc.	9,300	215,295

Verisk Analytics, Inc., Class A*	15,500	468,875

		684,170

Road & rail — 0.99%

Kansas City Southern*	9,600	366,432

Knight Transportation, Inc.[1]	13,400	266,392

Ryder System, Inc.	35,400	1,590,876

Union Pacific Corp.	13,000	928,590

		3,152,290

Semiconductors & semiconductor equipment — 2.01%

Applied Materials, Inc.	84,200	1,087,022

Broadcom Corp., Class A	47,900	1,653,508

Intersil Corp., Class A	55,600	740,036

Marvell Technology Group Ltd.*	78,700	1,493,726

National Semiconductor Corp.	87,800	1,233,590

ON Semiconductor Corp.*	27,500	201,025

		6,408,907

Software — 4.60%

ANSYS, Inc.*	3,600	157,428

Autodesk, Inc.*	80,500	2,355,430

Cadence Design Systems, Inc.*	41,000	274,700

Factset Research Systems, Inc.	1,600	108,880

Intuit, Inc.*	76,500	2,734,110

Microsoft Corp.	196,600	5,072,280

NICE Systems Ltd., ADR*	6,500	193,830

Nuance Communications, Inc.*	16,200	275,967

Oracle Corp.	38,000	857,660

Quest Software, Inc.*	10,600	205,163

Red Hat, Inc.*	9,600	281,376

Solera Holdings, Inc.	4,700	162,996

SS&C Technologies Holdings, Inc.*	7,100	115,872

VMware, Inc., Class A*	26,000	1,721,460

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

Common stocks — (concluded)
Security description	Shares	Value ($)

Software — (concluded)

Websense, Inc.*	7,400	154,808

		14,671,960

Specialty retail — 1.75%

CarMax, Inc.*	8,800	191,224

Children’s Place Retail Stores, Inc.*	8,500	400,605

GameStop Corp., Class A*	52,100	1,187,359

Hibbett Sports, Inc.*	8,671	223,452

Lowe’s Cos., Inc.	114,500	2,833,875

PetSmart, Inc.	12,900	409,704

Vitamin Shoppe, Inc.*	13,400	343,308

		5,589,527

Textiles, apparel & luxury goods — 0.08%

True Religion Apparel, Inc.*	9,400	259,534

Trading companies & distributors — 0.17%

Beacon Roofing Supply, Inc.*	13,900	291,900

Interline Brands, Inc.*	13,200	262,812

		554,712

Wireless telecommunication services — 0.17%

Crown Castle International Corp.*	14,600	540,638

Total common stocks (cost—$209,892,095)		218,641,334

Preferred stocks — 0.00%

Consumer finance — 0.00%

Ally Financial, Inc.[2,3]	5	3,761

Media — 0.00%

CMP Susquehanna Radio Holdings Corp., Series A*,4,5,6,7	2,332	23

Total preferred stocks (cost—$573)		3,784

Investment company — 8.15%

UBS Corporate Bond Relationship Fund (cost—$26,200,000)	1,947,116	26,005,489

	Number of
	warrants

Warrants* — 0.00%

Commercial banks — 0.00%

CNB Capital Trust I, expires 03/23/19 (cost—$27)[4,6]	2,665	27

	Face
	amount ($)

US government obligations — 6.70%

US Treasury Bonds,
4.625%, due 02/15/40	1,745,000	1,863,332

8.125%, due 08/15/19	160,000	222,263

8.750%, due 08/15/20	1,400,000	2,044,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations — (concluded)

US Treasury Notes,
1.000%, due 12/31/11	700,000	703,527

1.000%, due 04/30/12	7,955,000	7,991,354

3.500%, due 05/15/20	3,800,000	3,862,928

3.625%, due 02/15/20	4,575,000	4,692,591

Total US government obligations (cost—$21,153,422)		21,379,995

Mortgage & agency debt securities — 6.41%

Federal Home Loan Mortgage Corporation Certificates,**
2.875%, due 02/09/15	3,365,000	3,442,459

5.000%, due 09/01/38	529,222	555,095

5.000%, due 11/01/38	674,589	707,569

5.500%, due 03/01/37	369,120	393,755

5.500%, due 05/01/37	2,202,163	2,363,766

5.500%, due 07/01/38	205,871	219,611

6.500%, due 08/01/28	390,157	431,597

Federal National Mortgage Association Certificates,**
1.750%, due 05/07/13	645,000	649,600

2.875%, due 12/11/13	685,000	711,565

4.500%, due 04/01/39	1,609,326	1,645,159

4.500%, due 10/01/39	825,405	843,784

5.000%, due 09/01/39	1,034,783	1,084,090

5.000%, due 10/01/39	971,839	1,018,147

5.000%, due 05/01/40	174,801	183,130

5.500%, due 07/01/33	1,101,068	1,180,545

5.500%, due 08/01/39	671,509	720,637

6.000%, due 06/01/33	10,207	11,380

6.000%, due 12/01/36	804,992	870,334

6.000%, due 05/01/38	329,558	355,691

6.000%, due 06/01/38	39,902	43,041

6.000%, due 11/01/38	840,914	907,071

7.000%, due 08/01/32	691,657	775,862

7.500%, due 02/01/33	10,242	11,553

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.613%, due 02/25/35[8]	148,677	109,123

Government National Mortgage Association Certificates,
6.500%, due 10/15/28	7,508	8,388

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	3,220	3,548

6.000%, due 02/20/29	7,583	8,358

6.000%, due 02/20/34	1,113,649	1,213,264

Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class LB1,
2.180%, due 07/25/37[8]	438,163	2,806

Total mortgage & agency debt securities (cost—$20,091,460)		20,470,928

Commercial mortgage-backed securities — 0.47%

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4,
5.722%, due 09/11/38[8]	300,000	312,095

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	362,380

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.805%, due 08/10/45[8]	895,000	840,356

Total commercial mortgage-backed securities (cost—$1,177,143)		1,514,831

Asset-backed security — 0.02%

Ford Credit Auto Owner Trust, Series 2007-B, Class A3A,
5.150%, due 11/15/11 (cost—$65,732)	66,906	67,789

Corporate bonds — 6.56%

Aerospace & defense — 0.04%

DAE Aviation Holdings
11.250%, due 08/01/15[2]	35,000	35,087

Global Aviation Holdings Ltd.
14.000%, due 08/15/13[2]	45,000	45,450

Spirit AeroSystems, Inc.
7.500%, due 10/01/17	25,000	24,625

TransDigm, Inc.
7.750%, due 07/15/14[2]	25,000	25,000

Triumph Group, Inc.
8.000%, due 11/15/17	10,000	9,600

		139,762

Agriculture — 0.01%

Southern States Cooperative, Inc.
11.250%, due 05/15/15[2]	25,000	23,750

Airlines — 0.02%

Delta Air Lines, Inc.
12.250%, due 03/15/15[2]	65,000	67,438

Automobile OEM — 0.06%

Ford Motor Credit Co. LLC
9.875%, due 08/10/11	185,000	192,922

Automotive parts — 0.08%

Allison Transmission, Inc.
11.000%, due 11/01/15[2]	25,000	26,125

American Axle & Manufacturing Holdings, Inc.
9.250%, due 01/15/17[2]	25,000	26,250

Arvinmeritor, Inc.
8.125%, due 09/15/15	25,000	23,188

10.625%, due 03/15/18	30,000	30,750

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	65,000	68,900

Navistar International Corp.
8.250%, due 11/01/21	25,000	25,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Automotive parts — (concluded)

Tenneco, Inc., Series B
10.250%, due 07/15/13	15,000	15,375

TRW Automotive, Inc.
7.000%, due 03/15/14[2]	35,000	34,387

		249,975

Banking-non-US — 0.05%

HBOS Capital Funding LP
6.071%, due 06/30/14[2,9,10]	65,000	46,475

ING Capital Funding Trust III
8.439%, due 12/31/10[9,10]	40,000	35,400

ING Groep N.V.
5.775%, due 12/29/49[8,9]	50,000	36,614

NB Capital Trust II
7.830%, due 12/15/26	55,000	52,525

		171,014

Banking-US — 0.64%

Bank of America Corp.
5.420%, due 03/15/17	500,000	487,848

BankAmerica Capital II
8.000%, due 12/15/26	75,000	72,750

CIT Group, Inc.
7.000%, due 05/01/13	40,000	38,500

7.000%, due 05/01/16	95,000	86,213

7.000%, due 05/01/17	125,000	112,813

Citigroup Capital XXI
8.300%, due 12/21/57[10]	135,000	128,925

Citigroup, Inc.
6.125%, due 05/15/18	250,000	255,710

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	103,918

Morgan Stanley
5.500%, due 01/26/20	150,000	142,033

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	256,720

Washington Mutual, Inc.
5.500%, due 01/15/13[11]	585,000	2,925

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	297,470

Zions Bancorp.
5.500%, due 11/16/15	60,000	54,000

		2,039,825

Beverage/bottling — 0.04%

Constellation Brands, Inc.
8.375%, due 12/15/14	115,000	119,600

Brokerage — 0.01%

Lehman Brothers Holdings MTN
6.750%, due 12/28/17[4,6,11]	200,000	—

6.875%, due 05/02/18[11]	195,000	41,925

		41,925

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Building materials — 0.06%

Hanson Ltd.
6.125%, due 08/15/16	40,000	38,216

Interface, Inc., Series B
11.375%, due 11/01/13	30,000	33,525

Ply Gem Industries, Inc.
11.750%, due 06/15/13	75,000	76,875

Texas Industries, Inc.
7.250%, due 07/15/13	30,000	29,025

		177,641

Business services/office equipment — 0.04%

Harland Clarke Holdings
9.500%, due 05/15/15	75,000	66,937

West Corp.
11.000%, due 10/15/16[1]	50,000	50,500

		117,437

Chemicals — 0.08%

Ashland, Inc.
9.125%, due 06/01/17	40,000	43,800

Georgia Gulf Corp.
9.000%, due 01/15/17[2]	5,000	5,075

Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14[1]	50,000	47,750

Huntsman International LLC
5.500%, due 06/30/16[2]	30,000	26,100

Ineos Group Holdings PLC
8.500%, due 02/15/16[2]	30,000	22,725

Momentive Performance
9.750%, due 12/01/14[1]	15,000	14,287

11.500%, due 12/01/16	30,000	26,850

12.500%, due 06/15/14[2]	15,000	16,200

Nalco Co.
8.875%, due 11/15/13	40,000	40,700

NOVA Chemicals Corp.
8.625%, due 11/01/19	25,000	25,125

		268,612

Coal — 0.03%

Consol Energy, Inc.
8.000%, due 04/01/17[2]	45,000	45,731

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	49,000

		94,731

Computer — 0.01%

Brocade Communications Systems, Inc.
6.625%, due 01/15/18[2]	25,000	24,625

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Consumer products - miscellaneous — 0.01%

American Achievement Corp.
8.250%, due 04/01/12[2]	25,000	24,688

Consumer products-non durables — 0.10%

AAC Group Holding Corp.
10.250%, due 10/01/12[2,12]	40,000	39,300

ACCO Brands Corp.
10.625%, due 03/15/15	25,000	27,063

Freedom Group, Inc.
10.250%, due 08/01/15[2]	55,000	56,650

Sealy Mattress Co.
10.875%, due 04/15/16[2]	9,000	9,855

Toys R US Property Co. II
8.500%, due 12/01/17[2]	75,000	77,437

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15	55,000	55,137

9.750%, due 02/15/17[1]	50,000	50,375

		315,817

Consumer services — 0.02%

Avis Budget Car Rental
9.625%, due 03/15/18[2]	20,000	20,000

Hertz Corp.
10.500%, due 01/01/16[1]	55,000	56,925

		76,925

Distribution/wholesale — 0.02%

McJunkin Red Man Corp.
9.500%, due 12/15/16[2]	75,000	72,750

Diversified capital goods — 0.03%

Baldor Electric Co.
8.625%, due 02/15/17	25,000	25,438

United Rentals N.A., Inc.
7.750%, due 11/15/13[1]	90,000	85,275

		110,713

Diversified financial services — 0.14%

American General Finance Corp. MTN
5.625%, due 08/17/11	100,000	96,000

CIT Group Funding Co. of Delaware LLC
10.250%, due 05/01/14	40,000	41,000

10.250%, due 05/01/16	50,000	51,250

Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16[2]	20,000	19,500

New Communications Holdings, Inc.
7.875%, due 04/15/15[2]	30,000	29,775

8.250%, due 04/15/17[2]	185,000	183,150

8.500%, due 04/15/20[2]	10,000	9,850

		430,525

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Diversified manufacturing — 0.04%

Amsted Industries, Inc.
8.125%, due 03/15/18[2]	10,000	9,900

Bombardier, Inc.
7.500%, due 03/15/18[2]	20,000	20,200

7.750%, due 03/15/20[2]	25,000	25,313

SPX Corp.
7.625%, due 12/15/14	65,000	66,137

		121,550

Diversified operations — 0.01%

Susser Holdings & Finance LLC
8.500%, due 05/15/16[2]	25,000	24,688

Electric-generation — 0.17%

AES Corp.
8.000%, due 06/01/20	100,000	97,000

Calpine Construction Finance/CCFC Finance
8.000%, due 06/01/16[2]	50,000	50,500

Edison Mission Energy
7.000%, due 05/15/17	100,000	67,625

Energy Future Holdings Corp.
10.875%, due 11/01/17[1]	100,000	73,500

Mirant Americas Generation LLC
9.125%, due 05/01/31	75,000	67,875

North American Energy Alliance LLC
10.875%, due 06/01/16[2]	50,000	51,125

NRG Energy, Inc.
7.250%, due 02/01/14	25,000	24,687

8.500%, due 06/15/19	15,000	14,513

RRI Energy, Inc.
6.750%, due 12/15/14	80,000	80,400

		527,225

Electric-integrated — 0.27%

Dominion Resources, Inc.
5.950%, due 06/15/35	150,000	152,510

E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	88,801

Electricite de France
4.600%, due 01/27/20[2]	100,000	100,747

Mirant N.A. LLC
7.375%, due 12/31/13	25,000	25,063

Oncor Electric Delivery Co.
6.800%, due 09/01/18	80,000	92,234

PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	250,000	266,822

Southern California Edison
5.500%, due 08/15/18	60,000	66,222

Texas Competitive Electric Holdings LLC, Series A
10.250%, due 11/01/15[1,12]	105,000	70,350

		862,749

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electronics — 0.07%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	25,000	24,812

10.125%, due 12/15/16	90,000	72,450

Kemet Corp.
10.500%, due 05/01/18[2]	25,000	23,594

NXP BV/NXP Funding LLC
9.500%, due 10/15/15	25,000	21,531

Sanmina-SCI Corp.
8.125%, due 03/01/16	100,000	95,250

		237,637

Energy-exploration & production — 0.19%

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	25,813

9.750%, due 03/01/16	75,000	80,062

Forest Oil Corp.
8.500%, due 02/15/14	30,000	30,825

Helix Energy Solutions
9.500%, due 01/15/16[2]	100,000	98,000

Hilcorp Energy I LP/Hilcorp Finance Co.
8.000%, due 02/15/20[2]	20,000	19,400

Linn Energy LLC
11.750%, due 05/15/17	35,000	38,675

OPTI Canada, Inc.
8.250%, due 12/15/14	50,000	42,750

9.000%, due 12/15/12[2]	30,000	30,150

Plains Exploration & Production Co.
7.625%, due 06/01/18	26,000	24,278

10.000%, due 03/01/16	55,000	57,062

Quicksilver Resources, Inc.
9.125%, due 08/15/19	40,000	40,100

11.750%, due 01/01/16	30,000	32,700

SandRidge Energy, Inc.
8.750%, due 01/15/20[2]	45,000	40,725

9.875%, due 05/15/16[2]	45,000	44,325

		604,865

Energy-independent — 0.16%

Chesapeake Energy Corp.
7.250%, due 12/15/18	50,000	50,500

9.500%, due 02/15/15	115,000	124,487

Comstock Resources, Inc.
8.375%, due 10/15/17	20,000	20,100

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	31,800

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	40,000	39,300

Key Energy Services, Inc.
8.375%, due 12/01/14	80,000	79,600

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	77,500

10.500%, due 08/01/14	50,000	52,875

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-independent — (concluded)

Swift Energy Co.
8.875%, due 01/15/20	30,000	29,475

		505,637

Energy-oilfield services — 0.04%

Aquilex Holdings LLC/Aquilex Finance Corp.
11.125%, due 12/15/16[2]	10,000	10,000

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	33,250

Expro Finance Luxembourg
8.500%, due 12/15/16[2]	75,000	72,750

		116,000

Energy-refining & marketing — 0.02%

Tesoro Corp.
9.750%, due 06/01/19	55,000	56,238

Entertainment — 0.03%

WMG Acquisition Corp.
9.500%, due 06/15/16[2]	95,000	98,325

Environmental — 0.02%

Casella Waste Systems, Inc.
11.000%, due 07/15/14[2]	25,000	26,250

Clean Harbors, Inc.
7.625%, due 08/15/16	45,000	46,125

		72,375

Finance-noncaptive consumer — 0.06%

Residential Capital LLC
8.375%, due 06/30/10[12]	155,000	153,450

9.625%, due 05/15/15	45,000	43,200

		196,650

Finance-noncaptive diversified — 0.10%

Ally Financial, Inc.
6.875%, due 09/15/11	24,000	24,000

8.000%, due 03/15/20[2]	60,000	58,200

8.000%, due 11/01/31	55,000	50,050

8.300%, due 02/12/15[2]	125,000	125,469

E*Trade Financial Corp.
12.500%, due 11/30/17[13]	63,000	69,930

		327,649

Finance-other — 0.08%

Deluxe Corp.
5.000%, due 12/15/12	70,000	67,638

Icahn Enterprises/Finance
8.000%, due 01/15/18[2]	40,000	37,600

International Lease Finance Corp.
8.625%, due 09/15/15[2]	55,000	50,600

8.750%, due 03/15/17[2]	20,000	18,300

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Finance-other — (concluded)

SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	75,000	72,187

		246,325

Food — 0.08%

Bumble Bee Foods LLC
7.750%, due 12/15/15[2]	25,000	24,875

Land O’Lakes Capital Trust I
7.450%, due 03/15/28[2]	75,000	64,500

Pinnacle Foods Finance LLC
10.625%, due 04/01/17[1]	55,000	56,512

Smithfield Foods, Inc.
10.000%, due 07/15/14[2]	40,000	42,825

Tyson Foods, Inc.
10.500%, due 03/01/14	25,000	29,375

Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	40,400

		258,487

Food-wholesale — 0.03%

Aramark Corp.
8.500%, due 02/01/15	85,000	84,788

Gaming — 0.31%

Ameristar Casinos, Inc.
9.250%, due 06/01/14	50,000	51,250

FireKeepers Development Authority
13.875%, due 05/01/15[2]	110,000	125,950

Harrah’s Operating Co., Inc.
10.000%, due 12/15/18	125,000	98,750

11.250%, due 06/01/17	145,000	151,887

12.750%, due 04/15/18[2]	25,000	23,125

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	90,000	84,150

MGM Mirage, Inc.
9.000%, due 03/15/20[2]	25,000	25,063

10.375%, due 05/15/14[2]	30,000	31,875

11.125%, due 11/15/17[2]	70,000	75,775

13.000%, due 11/15/13	25,000	28,500

Peninsula Gaming LLC
8.375%, due 08/15/15[2]	25,000	25,125

Pokagon Gaming Authority
10.375%, due 06/15/14[2]	93,000	96,255

Shingle Springs Tribal Gaming
9.375%, due 06/15/15[2]	75,000	58,500

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[2]	75,000	67,500

Yonkers Racing Corp.
11.375%, due 07/15/16[2]	55,000	58,850

		1,002,555

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gas distributors — 0.06%

Ferrellgas Partners LP
8.625%, due 06/15/20	40,000	39,700

9.125%, due 10/01/17[2]	60,000	62,100

Inergy LP/Inergy Finance
8.750%, due 03/01/15	80,000	81,600

		183,400

Gas pipelines — 0.17%

Atlas Pipeline Partner/Finance
8.125%, due 12/15/15	70,000	66,150

Atlas Pipeline Partners
8.750%, due 06/15/18	20,000	18,900

Duke Capital LLC
5.668%, due 08/15/14	80,000	85,375

Nustar Logistics
7.650%, due 04/15/18	140,000	157,583

Sonat, Inc.
7.000%, due 02/01/18	150,000	144,411

Trans-Canada Pipelines
7.625%, due 01/15/39	60,000	71,363

		543,782

Health care — 0.38%

Accellent, Inc.
8.375%, due 02/01/17[2]	50,000	48,250

Apria Healthcare Group I
11.250%, due 11/01/14[2]	180,000	189,450

Axcan Intermediate Holdings
9.250%, due 03/01/15	55,000	55,550

12.750%, due 03/01/16	130,000	131,300

Biomet, Inc.
10.375%, due 10/15/17[13]	150,000	159,562

Carriage Services, Inc.
7.875%, due 01/15/15	70,000	67,900

HCA, Inc.
7.250%, due 09/15/20[2]	50,000	49,875

9.125%, due 11/15/14	100,000	105,250

9.250%, due 11/15/16	140,000	146,650

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	42,400

Radiation Therapy Services, Inc.
9.875%, due 04/15/17[2]	25,000	24,250

UnitedHealth Group, Inc.
6.875%, due 02/15/38	95,000	103,827

Universal Hospital Services
8.500%, due 06/01/15[13]	10,000	9,600

US Oncology, Inc.
9.125%, due 08/15/17	30,000	30,263

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18	50,000	47,500

		1,211,627

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Home construction — 0.09%

Beazer Homes USA, Inc.
6.875%, due 07/15/15	25,000	21,938

8.125%, due 06/15/16	25,000	22,875

K Hovnanian Enterprises, Inc.
10.625%, due 10/15/16	30,000	30,675

KB Home
5.750%, due 02/01/14	15,000	14,081

5.875%, due 01/15/15	25,000	22,906

6.250%, due 06/15/15	25,000	22,937

Ryland Group
6.625%, due 05/01/20	50,000	46,250

Standard Pacific Corp.
9.250%, due 04/15/12	30,000	30,600

10.750%, due 09/15/16	25,000	27,125

Toll Brothers Finance Corp.
8.910%, due 10/15/17	35,000	39,263

		278,650

Housewares — 0.01%

Libbey Glass, Inc.
10.000%, due 02/15/15[2]	25,000	25,938

Industrial-other — 0.06%

Belden, Inc.
9.250%, due 06/15/19[2]	20,000	20,900

Iron Mountain, Inc.
8.000%, due 06/15/20	100,000	99,250

Mobile Mini, Inc.
9.750%, due 08/01/14	30,000	30,525

RBS Global & Rexnord Corp.
8.500%, due 05/01/18[2]	30,000	28,500

		179,175

Insurance-life — 0.08%

American International Group
8.175%, due 05/15/58[10]	160,000	124,800

American International Group MTN
5.850%, due 01/16/18	100,000	84,500

Hartford Financial Services Group
8.125%, due 06/15/38[10]	45,000	40,950

		250,250

Insurance-multiline — 0.04%

Genworth Financial, Inc.
6.150%, due 11/15/66[10]	40,000	27,800

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,10]	60,000	44,400

Lincoln National Corp.
7.000%, due 05/17/66[10]	55,000	45,100

		117,300

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-personal & casualty — 0.04%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	25,000	20,750

10.750%, due 06/15/58[2,10]	75,000	80,250

XL Capital Ltd.
6.500%, due 04/15/17[9,10]	50,000	35,000

		136,000

Internet software & services — 0.03%

Equinix, Inc.
8.125%, due 03/01/18	50,000	50,750

GXS Worldwide, Inc.
9.750%, due 06/15/15[2]	50,000	46,875

		97,625

Leisure — 0.03%

Brunswick Corp.
11.250%, due 11/01/16[2]	15,000	16,800

Royal Caribbean Cruises
6.875%, due 12/01/13	60,000	58,950

7.500%, due 10/15/27	35,000	31,500

		107,250

Lodging — 0.01%

Host Hotels & Resorts LP
9.000%, due 05/15/17[1,2]	40,000	42,400

Machinery-agriculture & construction — 0.06%

Case New Holland, Inc.
7.750%, due 09/01/13[2]	50,000	50,875

Caterpillar Financial Services
6.125%, due 02/17/14	100,000	113,084

CPM Holdings, Inc.
10.625%, due 09/01/14[2]	30,000	31,988

		195,947

Manufacturing-diversified — 0.00%

Trimas Corp.
9.750%, due 12/15/17[2]	10,000	10,150

Media-broadcast/outdoor — 0.04%

Clear Channel Communications, Inc.
7.250%, due 10/15/27	30,000	13,875

10.750%, due 08/01/16	50,000	37,000

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17[2]	30,000	30,500

Nexstar/Mission Broadcasting
8.875%, due 04/15/17[2]	25,000	24,750

Salem Communications Corp.
9.625%, due 12/15/16	30,000	30,375

		136,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-cable — 0.11%

Cablevision Systems Corp.
8.625%, due 09/15/17[2]	50,000	50,250

CSC Holdings LLC
8.625%, due 02/15/19[2]	25,000	26,062

Dish DBS Corp.
7.125%, due 02/01/16	120,000	117,600

Mediacom LLC/Mediacom Capital Corp.
9.125%, due 08/15/19[2]	25,000	24,750

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	112,619

UPC Germany GmbH
8.125%, due 12/01/17[2]	25,000	24,500

		355,781

Media-non cable — 0.19%

Affinion Group, Inc.
10.125%, due 10/15/13	60,000	61,050

CMP Susquehanna Corp.
9.875%, due 05/15/14[4,6,8,14]	10,000	3,550

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16	145,000	152,975

LIN Television Corp.
8.375%, due 04/15/18[2]	25,000	24,688

Media General, Inc.
11.750%, due 02/15/17[2]	25,000	24,125

Nexstar Broadcasting, Inc.
7.000%, due 01/15/14[2,13]	92	82

Nielsen Finance LLC
11.625%, due 02/01/14	20,000	21,400

12.500%, due 08/01/16[12]	25,000	23,125

Sheridan Acquisition Corp.
10.250%, due 08/15/11	95,000	93,337

Sinclair Broadcast Group
8.000%, due 03/15/12	75,000	74,062

Sinclair Television Group
9.250%, due 11/01/17[2]	20,000	19,800

Sitel LLC/Sitel Finance Corp.
11.500%, due 04/01/18[2]	25,000	23,750

Univision Communications, Inc.
9.750%, due 03/15/15[1,2,13]	60,775	51,583

12.000%, due 07/01/14[2]	25,000	26,875

		600,402

Media-publishing — 0.03%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2]	25,000	22,688

Gannett Co., Inc.
8.750%, due 11/15/14[2]	25,000	26,250

McClatchy Co.
4.625%, due 11/01/14	25,000	20,000

11.500%, due 02/15/17[2]	25,000	25,125

		94,063

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Metals & mining — 0.18%

FMG Finance Pty Ltd.
10.625%, due 09/01/16[2]	35,000	38,500

Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	40,000	43,500

Massey Energy Co.
6.875%, due 12/15/13	40,000	38,400

Murray Energy Corp.
10.250%, due 10/15/15[2]	25,000	24,875

Novelis, Inc.
7.250%, due 02/15/15	75,000	70,297

Ryerson, Inc.
12.000%, due 11/01/15	50,000	50,875

Teck Resources Ltd.
10.250%, due 05/15/16	155,000	182,125

10.750%, due 05/15/19	75,000	90,375

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	49,500

		588,447

Packaging & containers — 0.07%

Ball Corp.
6.750%, due 09/15/20	10,000	9,725

Berry Plastics Corp.
8.250%, due 11/15/15	30,000	29,475

8.875%, due 09/15/14	20,000	19,200

Exopack Holding Corp.
11.250%, due 02/01/14	40,000	41,650

Graphic Packaging International, Inc.
9.500%, due 08/15/13	60,000	61,050

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	25,000	25,437

8.250%, due 05/15/13	25,000	25,313

		211,850

Paper & forest products — 0.10%

Boise Paper Holdings LLC Finance
9.000%, due 11/01/17[2]	15,000	15,844

Cascades, Inc.
7.750%, due 12/15/17[2]	15,000	14,475

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14	50,000	53,750

Georgia-Pacific LLC
8.250%, due 05/01/16[2]	50,000	52,000

8.875%, due 05/15/31	45,000	47,475

NewPage Corp.
11.375%, due 12/31/14	15,000	14,025

Verso Paper Holdings LLC
9.125%, due 08/01/14[1]	120,000	113,400

		310,969

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Pharmaceuticals — 0.13%

Allergan, Inc.
5.750%, due 04/01/16	210,000	240,513

Bristol-Myers Squibb
5.875%, due 11/15/36	90,000	97,179

Mylan, Inc.
7.625%, due 07/15/17[2]	50,000	50,375

Omnicare, Inc.
7.750%, due 06/01/20	25,000	25,063

		413,130

Pipelines — 0.04%

Crosstex Energy/Crosstex Energy Finance Corp.
8.875%, due 02/15/18[2]	75,000	73,875

El Paso Corp.
8.250%, due 02/15/16	65,000	67,275

		141,150

Printing & publishing — 0.02%

Cenveo Corp.
8.875%, due 02/01/18[2]	50,000	48,625

Railroads — 0.05%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	97,851

Union Pacific Corp.
7.875%, due 01/15/19	55,000	68,620

		166,471

Real estate development & managment — 0.02%

Realogy Corp.
10.500%, due 04/15/14[1]	65,000	55,250

Real estate investment trusts — 0.09%

Developers Diversified Realty Corp.
5.375%, due 10/15/12	40,000	39,661

9.625%, due 03/15/16	45,000	49,197

DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	75,000	75,750

ProLogis
5.625%, due 11/15/15	135,000	133,378

		297,986

Retail-department — 0.06%

Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[1]	25,000	24,875

JC Penney Corp., Inc.
7.125%, due 11/15/23	25,000	26,125

Macy’s Retail Holdings, Inc.
5.900%, due 12/01/16	60,000	60,150

6.375%, due 03/15/37	35,000	32,900

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Retail-department — (concluded)

Neiman Marcus Group, Inc.
9.000%, due 10/15/15[1,13]	38,982	38,056

		182,106

Retail-discount — 0.02%

Dollar General Corp.
11.875%, due 07/15/17[13]	65,000	74,100

Retail-restaurants — 0.01%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15[2]	25,000	26,063

Retail-specialty — 0.18%

Great Atlantic & Pacific Tea Co., Inc.
11.375%, due 08/01/15[2]	80,000	73,600

Ingles Markets, Inc.
8.875%, due 05/15/17	170,000	173,612

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	47,925

Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	51,438

QVC, Inc.
7.125%, due 04/15/17[2]	20,000	19,450

RITE AID Corp.
9.500%, due 06/15/17	75,000	60,187

10.375%, due 07/15/16	60,000	61,200

Sally Holdings/Sally Capital
10.500%, due 11/15/16[1]	25,000	26,500

SUPERVALU, Inc.
8.000%, due 05/01/16	60,000	59,100

		573,012

Seismic data collection — 0.01%

Geokinetics Holdings, Inc.
9.750%, due 12/15/14[2]	45,000	37,463

Steel producers/products — 0.03%

AK Steel Corp.
7.625%, due 05/15/20	25,000	24,688

Edgen Murray Corp.
12.250%, due 01/15/15[2]	30,000	27,000

US Steel Corp.
7.375%, due 04/01/20	50,000	48,875

		100,563

Technology-hardware — 0.10%

Advanced Micro Devices, Inc.
8.125%, due 12/15/17[2]	25,000	24,531

Cisco Systems, Inc.
5.900%, due 02/15/39	50,000	53,015

Jabil Circuit, Inc.
8.250%, due 03/15/18	50,000	52,125

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Technology-hardware — (concluded)

Seagate HDD Cayman
6.875%, due 05/01/20[2]	50,000	47,500

Terremark Worldwide, Inc.
12.250%, due 06/17/17[2]	50,000	56,750

Xerox Corp.
6.350%, due 05/15/18	75,000	81,302

		315,223

Technology-software — 0.11%

Aspect Software, Inc.
10.625%, due 05/15/17[2]	10,000	9,913

First Data Corp.
9.875%, due 09/24/15	140,000	113,600

Mantech International Corp.
7.250%, due 04/15/18[2]	10,000	10,025

Sungard Data Systems, Inc.
10.250%, due 08/15/15	165,000	166,856

Unisys Corp.
12.750%, due 10/15/14[2]	50,000	57,250

		357,644

Telecom-satellite — 0.02%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17[12]	75,000	73,875

Telecom-wireless — 0.18%

Clearwire Communications Finance
12.000%, due 12/01/15[2]	110,000	106,825

Cricket Communications, Inc.
10.000%, due 07/15/15[1]	105,000	107,625

MetroPCS Wireless, Inc.
9.250%, due 11/01/14[1]	90,000	92,700

Nextel Communications
7.375%, due 08/01/15	115,000	108,387

Vodafone Group PLC
5.625%, due 02/27/17	70,000	75,994

Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	40,000	40,800

12.000%, due 12/01/15[2,12]	50,000	51,500

		583,831

Telecom-wirelines — 0.17%

BellSouth Corp.
6.875%, due 10/15/31	65,000	71,859

Cincinnati Bell, Inc.
8.250%, due 10/15/17	50,000	47,125

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	113,750

Telefonica Emisiones SAU
6.221%, due 07/03/17	95,000	102,412

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Telecom-wirelines — (concluded)

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	111,385

Windstream Corp.
8.625%, due 08/01/16	90,000	89,100

		535,631

Telecommunication services — 0.05%

Global Crossing UK Finance PLC
10.750%, due 12/15/14	50,000	51,500

PAETEC Holding Corp.
8.875%, due 06/30/17[1]	45,000	44,437

Virgin Media Secured Finance PLC
6.500%, due 01/15/18[2]	50,000	49,125

		145,062

Telecommunications equipment — 0.01%

Dycom Industries, Inc.
8.125%, due 10/15/15	25,000	24,594

Telephone-integrated — 0.05%

Level 3 Financing, Inc.
9.250%, due 11/01/14	25,000	22,750

10.000%, due 02/01/18[2]	25,000	22,000

Sprint Capital Corp.
8.375%, due 03/15/12	25,000	25,750

8.750%, due 03/15/32	50,000	47,625

Virgin Media Finance PLC
9.125%, due 08/15/16	50,000	50,562

		168,687

Textile/apparel — 0.06%

Invista
9.250%, due 05/01/12[2]	55,000	55,903

Levi Strauss & Co.
7.625%, due 05/15/20[2]	100,000	97,500

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	21,875

		175,278

Tobacco — 0.08%

Altria Group, Inc.
9.950%, due 11/10/38	125,000	159,893

Philip Morris International, Inc.
5.650%, due 05/16/18	100,000	108,708

		268,601

Transportation services — 0.08%

ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	126,911

Marquette Transportation Co./Marquette
Transportation Finance Corp.
10.875%, due 01/15/17[2]	50,000	49,250

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Transportation services — (concluded)

Navios Maritime Holdings Finance
8.875%, due 11/01/17[2]	30,000	30,300

Ship Finance International Ltd.
8.500%, due 12/15/13	40,000	38,600

		245,061

Utilities-other — 0.04%

Dynegy Holdings, Inc.
7.750%, due 06/01/19	75,000	54,187

NRG Energy, Inc.
7.375%, due 02/01/16	80,000	77,400

		131,587

Total corporate bonds (cost—$20,680,285)		20,922,917

Repurchase agreement — 3.04%

Repurchase agreement dated 05/28/10 with State Street Bank & Trust Co., 0.010% due 06/01/10, collateralized by $5,607,637 Federal Home Loan Bank, 4.375% due 09/17/10 and $4,087,935 US Treasury Notes, 2.500% to 3.125% due 04/30/15 to 04/30/17; (value — $9,904,429); proceeds: $9,710,011 (cost—$9,710,000)	9,710,000	9,710,000

Investment of cash collateral from securities loaned — 0.65%

Money market fund — 0.65%

UBS Private Money Market Fund LLC (cost—$2,063,520)[15]	2,063,520	2,063,520

Total investments (cost—$311,034,257)[16] — 100.50%		320,780,614

Liabilities in excess of other assets — (0.50)%		(1,607,314)

Net assets — 100.00%		319,173,300

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $311,034,257; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,890,392
Gross unrealized depreciation	(17,144,035)

Net unrealized appreciation	$9,746,357

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Security, or portion thereof, was on loan at May 31, 2010.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of May 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Cumulative preferred stock. The next call date is 12/31/11.

[4]	Illiquid securities representing less than 0.01% of net assets as of May 31, 2010.

[5]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents less than 0.01% of net assets as of May 31, 2010, is considered illiquid and restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	05/31/10 ($)	net assets (%)

CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	23	0.00	23	0.00

[6]	Security is being fair valued by a valuation committee under the direction of the board of trustees.

[7]	Cumulative preferred stock.

[8]	Floating rate security. The interest rate shown is the current rate as of May 31, 2010.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

[9]	Perpetual bond security. The maturity date reflects the next call date.

[10]	Variable rate security. The interest rate shown is the current rate as of May 31, 2010, and reset at next call date.

[11]	Bond interest in default.

[12]	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of May 31, 2010. Maturity date indicated represents the instrument’s ultimate maturity date.

[13]	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

[14]	This security, which represents less than 0.01% of net assets as of May 31, 2010, is considered illiquid and restricted. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	05/31/10 ($)	net assets (%)

CMP Susquehanna Corp., 9.875%, 05/15/14	03/26/09	9,195	0.00	3,550	0.00

[15]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

		Purchases	Sales		Net income earned
		during the nine	during the nine		from affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	08/31/09 ($)	05/31/10 ($)	05/31/10 ($)	05/31/10 ($)	05/31/10 ($)

UBS Private Money Market Fund LLC	43,597,528	236,750,403	278,284,411	2,063,520	23,151

[16]	Includes $1,978,335 of investments in securities on loan, at value.

ADR	American Depositary Receipt

GS	Goldman Sachs

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

Futures contracts[17]

					Unrealized
Number of		Expiration		Current	appreciation/
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)

252	S&P 500 E-Mini Index Futures	June 2010	14,053,636	13,715,100	(338,536)

	Sale contracts		Proceeds ($)

61	US Treasury Note 2 Year Futures	September 2010	13,296,000	13,306,578	(10,578)

64	US Treasury Note 10 Year Futures	September 2010	7,709,946	7,672,000	37,946

			21,005,946	20,978,578	27,368

					(311,168)

[17]	Restricted cash of $1,371,378 has been delivered to broker as initial margin for futures.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2010 (unaudited)

The Fund calculates net asset values based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of invesments.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Common stocks	218,641,334	—	—	218,641,334

Preferred stocks	—	3,761	23	3,784

Investment company	26,005,489	—	—	26,005,489

Warrants	—	—	27	27

US government obligations	—	21,379,995	—	21,379,995

Mortgage & agency debt securities	—	20,470,928	—	20,470,928

Commercial mortgage-backed securities	—	1,514,831	—	1,514,831

Asset-backed security	—	67,789	—	67,789

Corporate bonds	—	20,919,367	3,550	20,922,917

Repurchase agreement	—	9,710,000	—	9,710,000

Investment of cash collateral from securities loaned	—	2,063,520	—	2,063,520

Other financial instruments, net[18]	(311,168)	—	—	(311,168)

Total	244,335,655	76,130,191	3,600	320,469,446

[18]	Other financial instruments include open futures contracts. Amounts represent unrealized appreciation (depreciation) at period end.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended May 31, 2010:

	Preferred stock ($)	Warrants ($)	Commercial mortgage-backed securities ($)	Corporate bond ($)	Total ($)

Beginning balance	23	27	1,477,109	—	1,477,159

Net purchases/(sales)	—	—	(1,808,556)	—	(1,808,556)

Accrued discounts/(premiums)	—	—	2,447	94	2,541

Total realized gain/(loss)	—	—	(4,041,524)	—	(4,041,524)

Net change in unrealized appreciation/(depreciation)	—	—	4,370,524	(1,164)	4,369,360

Net transfers in/(out) of Level 3	—	—	—	4,620	4,620

Ending balance	23	27	—	3,550	3,600

The change in unrealized appreciation/(depreciation) relating to the Level 3 investments held at May 31, 2010 was $(1,164).

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

In March 2008, FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changed the disclosure requirements for derivatives and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	94.9

Ireland	1.2

Canada	1.0

Panama	0.8

Switzerland	0.7

Bermuda	0.6

Cayman Islands	0.4

Luxemberg	0.1

United Kingdom	0.1

Israel	0.1

Netherlands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2010